FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule Of Carrying Amounts And Fair Values Of Financial Instruments
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	December 31, 2022		December 31, 2021		January 1, 2021
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	53,993	9,675	9,675	—	—
Marketable securities	236,281	236,281	2,435	2,435	8,474	8,474
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	113,073	113,073	174,721	174,721
Restricted cash	—	—	—	—	14,928	14,928
Receivables	139,467	139,467	73,532	73,532	63,924	63,924
Loan notes receivable	1,388	1,388	1,388	1,388	1,388	1,388
Financial liabilities measured at fair value
Derivative instruments payable - non current	—	—	5,673	5,673	19,261	19,261
Financial liabilities not measured at fair value
Trade and other payables	81,533	81,533	43,364	43,364	55,002	55,002
Floating rate debt	2,201,543	2,201,543	2,138,009	2,138,009	2,097,110	2,097,110
Fixed rate debt	211,884	212,203	211,884	206,552	66,876	65,348

(in thousands of $)	Dec 31, 2022 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	—	53,993	—
Marketable securities	236,281	236,281	—	—
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities not measured at fair value
Floating rate debt	2,201,543	—	2,201,543	—
Fixed rate debt	212,203	—	—	212,203

(in thousands of $)	Dec 31, 2021 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	9,675	—	9,675	—
Marketable securities	2,435	2,435	—	—
Financial assets not measured at fair value
Cash and cash equivalents	113,073	113,073	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities measured at fair value
Derivative instruments payable - non current	5,673	—	5,673	—
Financial liabilities not measured at fair value
Floating rate debt	2,138,009	—	2,138,009	—
Fixed rate debt	206,552	—	—	206,552

(in thousands of $)	Jan 1, 2021 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Marketable securities	8,474	8,474	—	—
Financial assets not measured at fair value
Cash and cash equivalents	174,721	174,721	—	—
Restricted cash	14,928	14,928	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities measured at fair value
Derivative instruments payable - non current	19,261	—	19,261	—
Financial liabilities not measured at fair value
Floating rate debt	2,097,110	—	2,097,110	—
Fixed rate debt	65,348	—	6,251	59,097

Valuation Techniques

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the market value.	Not applicable.
Marketable securities	Fair value was determined based on the actual trading of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Contractual Obligation, Fiscal Year Maturity
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at December 31, 2022
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,178,430	2,201,543	275,670	1,555,143	370,730
Fixed rate debt	211,884	211,884	2,184	209,700	—
Obligations under leases	3,396	3,396	1,024	2,372	—
Trade and other payables	81,533	81,533	81,533	—	—

		Contractual cash flows at December 31, 2021
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,113,691	2,138,009	196,481	1,279,839	661,689
Fixed rate debt	211,884	211,884	2,184	209,700	—
Obligations under leases	52,702	52,702	8,723	42,362	1,617
Trade and other payables	43,364	43,364	43,364	—	—

Derivative financial liabilities
Interest rate swaps	5,673	5,673	—	5,673	—

		Contractual cash flows at January 1, 2021
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,076,935	2,097,111	168,011	1,294,494	634,606
Fixed rate debt	66,876	66,876	66,876	—	—
Obligations under leases	65,002	65,002	12,358	39,949	12,695
Trade and other payables	55,002	55,002	55,002	—	—

Derivative financial liabilities
Interest rate swaps	19,261	19,261	—	2,991	16,270

Schedule Of Interest Rate Swaps
The interest rate swaps are not designated as hedges and are summarized as of December 31, 2022 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2019	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000